Other Payables and Other Current Liabilities	12 Months Ended
Jun. 30, 2024
Other Payables and Other Current Liabilities [Abstract]
OTHER PAYABLES AND OTHER CURRENT LIABILITIES

NOTE 12 – OTHER PAYABLES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2024	2023
	US$	US$
Payroll payable	$864,458	$779,115
Interest-free borrowing from third parties	80,100	82,868
Accrued expenses	72,079	74,777
Deposits	14,032	13,839
Other	3,060	325
Other payables and other current liabilities	$1,033,729	$950,924